Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		3 Months Ended				6 Months Ended		12 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Condensed Consolidated Statements of Operations and Comprehensive Loss
Revenue				$ 32		$ 20	$ 55	$ 697		$ 82
Cost of revenue				28		4	29	272		32
Gross profit				4		16	26	425		50
Other operating income				279		34	530	951		1,017
Operating expenses
Research and development		$ 703		2,426		1,616	3,923	7,017		5,111
General and administrative		778		2,360		2,442	4,369	7,371		6,342
Gain on foreign currency transactions		(82)		(131)		(36)	(226)	(177)		78
Total operating expenses		1,399		4,655		4,022	8,066	14,211		11,531
Loss from operations		1,399		4,372		3,972	7,510	12,835		10,464
Non-operating (expense) / income
Gain / (loss) on foreign currency transactions		437		1,970		(373)	2,939	2,375		(544)
Loss on the write-off of bad debts		(45,648)				(45,648)
Gain on deconsolidation of investment of subsidiary		43,308				43,308
Change in fair value of derivative liabilities						(3,391)
Change in fair value of convertible notes receivable		(287)				(287)
Expense for commitment shares issued upon signing the equity line of credit (ELOC)						(11,874)
Origination fees		400				400
Loss on settlement of debt						(371)
Transaction costs related to debt financing		(64)				(131)
Change in fair value of the warrant liability										672
Interest, net		3		(3)		286	(13)	(73)		7
Total non-operating (expense) / income		(1,857)		1,973		(18,653)	2,952	2,302		135
Loss before income taxes		(3,256)		(2,399)		(22,625)	(4,558)	(10,533)		(10,329)
Income tax (expense) / refund		(1)		(1)		(1)	24	24		(1)
Net loss		$ (3,257)	$ (19,369)	$ (2,400)	$ (2,134)	$ (22,626)	$ (4,534)	(10,509)		(10,330)
Preferred stock deemed dividends										(9,224)
Net loss attributed to common stockholders								$ (10,509)		$ (19,554)
Common share data:
Basic net loss per common share (in dollars per share)	[1]	$ (6.93)		$ (14.87)		$ (59.62)	$ (30.79)	$ 64.48		$ 158.41
Diluted net loss per common share (in dollars per share)		$ (6.93)		$ (14.87)		$ (59.62)	$ (30.79)	$ 64.48	[1]	$ 299.88	[1]
Weighted average shares outstanding - basic (in shares)	[1]	470,209		161,420		379,466	147,286	162,969		65,208
Weighted average shares outstanding - diluted (in shares)		470,209		161,420		379,466	147,286	162,969	[1]	65,208	[1]
Dividends per common share (in dollars per share)	[1]									$ (141.47)
Net loss		$ (3,257)	(19,369)	$ (2,400)	(2,134)	$ (22,626)	$ (4,534)	$ (10,509)		$ (10,330)
Other comprehensive loss:
Foreign currency translation		2,668	$ 910	(2,064)	$ (1,005)	3,578	(3,069)	(2,473)		473
Total comprehensive loss		$ (589)		$ (4,464)		$ (19,048)	$ (7,603)	$ (12,982)		$ (9,857)

[1]	reflects a one-for-fifty (1:50) reverse stock split effected on August 20, 2026